Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets and liabilities [Abstract]
Stock Compensation	$ (7,335)	$ 62,606
Stock Compensation - Options	259,057
Accrued Salary	44,384
Trademark/Trade Name	(8,033)	(4,765)
Developed Manufacturing Process - Extraction	(53,747)	(31,884)
Customer Relationships	1,947	1,158
Patent	3,589
In-Process Research & Development - CryoCann	(26,376)
Goodwill - CMI	179,892	168,688
In-Process Research & Development - CMI	98,135	105,985
Goodwill - CryoCann	3,490
NOL - Federal Pre-2018	43,367	43,367
NOL - Federal Post-2017	2,097,542	377,529
NOL - State	608,703	294,183
Deferred Tax Assets (Liabilities)	3,244,615	1,016,867
Valuation Allowance	(3,269,776)	(1,031,792)
Net Deferred Tax Assets (Liabilities)	$ (25,160)	$ (14,926)